Impairment of property, plant and equipment, goodwill, and other intangible assets - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / MMBTU $ / bbl $ / Boe $ / Tonne	Dec. 31, 2022 USD ($) $ / bbl $ / MMBTU project	Dec. 31, 2021 USD ($) numberOfRefineries
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 635	$ 361	$ 167
Impairment losses on property, plant and equipment	8,182	1,799	3,894
Impairment reversals	$ 627	6,177	$ 214
Number of refineries, impaired | numberOfRefineries			3
Refining margin (USD per BBL) | $ / Boe	7.6
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Average chemical margin (USD per ton) | $ / Tonne	252
Decrease in long-term chemical margin assumptions (USD per ton) | $ / Tonne	30
Increase in long-term chemical margin assumptions (USD per ton) | $ / Tonne	30
Percentage increase in discounting factor assumptions	1.00%
Contractual commitments for purchase and lease of property, plant and equipment	$ 12,419
Contractual commitments for lease of property, plant and equipment	$ 8,594
Integrated Gas and Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in commodity price assumptions	(10.00%)
Percentage increase in commodity price assumptions	10.00%
Integrated Gas and Upstream | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to decrease in commodity price assumptions	$ 5,000
Impairment reversal due to increase in commodity price assumptions	2,000
Impairment loss due to increase in discount rates	2,000
Integrated Gas and Upstream | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to decrease in commodity price assumptions	8,000
Impairment reversal due to increase in commodity price assumptions	5,000
Impairment loss due to increase in discount rates	$ 4,000
Chemicals and Products
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe	(1)
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Chemicals and Products | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to decrease in long-term refining margin assumptions	$ 1,000
Chemicals and Products | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to decrease in long-term refining margin assumptions	2,000
Impairment reversal due to increase in long-term refining margin assumptions	1,000
Impairment loss due to decrease in long-term chemical margin assumptions	2,000
Impairment loss due to increase in discount rates	1,000
Russia
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment		$ 854
Brazil
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of projects | project		2
Exploration and production
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	4,820	$ 868	$ 1,533
Impairment reversals	528	5,954	213
Manufacturing, supply and distribution
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	2,785	474	2,340
Impairment reversals	$ 91	72	0
Other PPE
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal post-tax discount rate	6.00%
Impairment losses on property, plant and equipment	$ 577	457	21
Impairment reversals	$ 8	$ 151	1
Brent crude oil ($/b)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price after year 4 | $ / bbl	70	65
Henry Hub natural gas ($/MMBtu)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price after year 4 | $ / MMBTU	4.00	4.00
Renewables and Energy Solutions
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal pre-tax discount rate	9.90%
Nominal post-tax discount rate	6.00%	5.00%
PPE and intangible assets	$ 2,600
Discount rate used in current measurement of fair value less costs of disposal	12.00%
Renewables and Energy Solutions | Other PPE
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	$ 273
All other segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal pre-tax discount rate	12.90%
Nominal post-tax discount rate	7.50%	6.50%
Chemicals and Products
Disclosure of impairment loss and reversal of impairment loss [line items]
PPE and intangible assets	$ 2,500
Discount rate used in current measurement of fair value less costs of disposal	10.00%
Impairment losses on property, plant and equipment		$ 257
Integrated Gas
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals	$ 325	3,449
Integrated Gas | Exploration and production
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	3,472		600
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment		320
Impairment reversals	203	$ 2,504
Upstream | Exploration and production
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	1,348		373
Marketing | Other PPE
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	$ 292
Oil Products | Non-current assets held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment			$ 1,537